Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 5.4%
Allkem, Ltd.(1)	77,024	$ 828,320
ANZ Group Holdings, Ltd.	161,421	2,555,260
APA Group	65,450	423,459
ASX, Ltd.	9,943	418,431
Atlas Arteria, Ltd.	62,471	259,441
BlueScope Steel, Ltd.	57,904	796,922
Brambles, Ltd.	91,951	884,161
carsales.com, Ltd.	19,293	308,526
Cochlear, Ltd.	4,040	618,961
Coles Group, Ltd.	82,857	1,017,392
Commonwealth Bank of Australia	81,586	5,461,919
Computershare, Ltd.	28,258	440,994
CSL, Ltd.	25,996	4,813,908
Endeavour Group, Ltd.	92,526	389,413
Fortescue Metals Group, Ltd.(2)	160,326	2,379,032
IGO, Ltd.	88,273	900,982
Insurance Australia Group, Ltd.	135,051	513,583
Macquarie Group, Ltd.	20,675	2,460,074
Medibank Private, Ltd.	134,333	315,545
National Australia Bank, Ltd.	172,159	3,027,909
Pilbara Minerals, Ltd.(2)	347,760	1,142,970
Qantas Airways, Ltd.(1)	56,530	234,267
QBE Insurance Group, Ltd.	82,275	859,020
Ramsay Health Care, Ltd.	12,004	450,992
REA Group, Ltd.(2)	2,544	244,385
Reece, Ltd.(2)	13,514	168,350
SEEK, Ltd.	17,700	258,572
Sonic Healthcare, Ltd.	28,021	666,386
South32, Ltd.	574,198	1,445,599
Suncorp Group, Ltd.	65,192	585,764
Telstra Group, Ltd.	223,796	642,003
Transurban Group	179,839	1,712,313
Wesfarmers, Ltd.	65,407	2,156,424
Westpac Banking Corp.	188,482	2,683,723
WiseTech Global, Ltd.	8,984	481,886
Woolworths Group, Ltd.	77,668	2,057,910
Worley, Ltd.	21,105	222,854
		$44,827,650
Austria — 0.2%
ANDRITZ AG	4,246	$236,799
Erste Group Bank AG	19,744	692,577
Verbund AG	4,273	342,804
voestalpine AG	14,344	515,470
		$1,787,650
Security	Shares	Value
Belgium — 0.6%
Ackermans & van Haaren NV	754	$ 124,144
Ageas S.A./NV	5,466	221,587
Anheuser-Busch InBev S.A./NV	38,738	2,195,570
Azelis Group NV	3,839	87,593
D'Ieteren Group	906	160,349
Elia Group S.A./NV	1,495	189,946
Groupe Bruxelles Lambert NV	3,632	286,324
KBC Group NV	10,646	743,099
Sofina S.A.(2)	417	86,452
Solvay S.A.	3,282	366,993
UCB S.A.	4,761	422,103
Umicore S.A.	7,884	220,431
		$5,104,591
Canada — 9.5%
Agnico Eagle Mines, Ltd.	45,138	$2,253,919
Air Canada(1)	18,211	343,531
Algonquin Power & Utilities Corp.(2)	35,497	293,408
Alimentation Couche-Tard, Inc.	46,724	2,395,895
Bank of Montreal(2)	35,967	3,248,230
Bank of Nova Scotia (The)(2)	61,141	3,059,012
BCE, Inc.	17,557	800,485
Brookfield Asset Management, Ltd., Class A	19,031	621,174
Brookfield Corp.	74,563	2,510,292
BRP, Inc.(2)	2,389	201,958
CAE, Inc.(1)	19,361	433,330
Cameco Corp.	54,601	1,710,055
Canadian Imperial Bank of Commerce	45,764	1,953,887
Canadian National Railway Co.	37,462	4,536,444
Canadian Pacific Kansas City, Ltd.(2)	53,881	4,351,966
Canadian Tire Corp., Ltd., Class A	2,727	372,836
Canadian Utilities, Ltd., Class A(2)	7,374	190,981
CCL Industries, Inc., Class B	8,848	434,936
CGI, Inc.(1)	11,226	1,183,825
Constellation Software, Inc.(2)	1,099	2,277,027
Descartes Systems Group, Inc. (The)(1)	4,574	366,403
Dollarama, Inc.	14,757	999,432
Element Fleet Management Corp.(2)	21,788	331,898
Emera, Inc.(2)	13,948	574,450
Empire Co., Ltd., Class A	11,152	316,777
FirstService Corp.(2)	2,111	325,108
Fortis, Inc.(2)	26,952	1,161,494
George Weston, Ltd.	3,990	471,722
GFL Environmental, Inc.(2)	10,029	389,426
Great-West Lifeco, Inc.(2)	14,798	429,726
Hydro One, Ltd.(3)	16,440	469,714
iA Financial Corp., Inc.	5,199	354,187

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
IGM Financial, Inc.(2)	4,844	$ 147,468
Intact Financial Corp.	8,766	1,353,461
Loblaw Cos., Ltd.	9,146	837,310
Lundin Mining Corp.	78,565	615,591
Magna International, Inc.(2)	15,424	870,531
Manulife Financial Corp.	93,843	1,773,790
Metro, Inc.	13,850	782,228
National Bank of Canada(2)	17,305	1,289,303
Northland Power, Inc.	14,233	296,854
Nutrien, Ltd.(2)	28,658	1,691,898
Open Text Corp.(2)	14,800	615,573
Power Corp. of Canada(2)	28,477	766,552
Quebecor, Inc., Class B	8,692	214,225
RB Global, Inc.	10,505	630,419
Rogers Communications, Inc., Class B	19,930	909,280
Royal Bank of Canada	65,088	6,216,217
Saputo, Inc.	13,177	295,221
Shopify, Inc., Class A(1)	62,477	4,036,014
Stantec, Inc.	5,952	388,593
Sun Life Financial, Inc.	29,951	1,561,363
Teck Resources, Ltd., Class B	52,110	2,192,573
TELUS Corp.	26,536	516,398
TFI International, Inc.	4,297	489,561
Thomson Reuters Corp.(2)	10,060	1,358,242
TMX Group, Ltd.	13,450	302,657
Toromont Industries, Ltd.	5,188	426,201
Toronto-Dominion Bank (The)	89,081	5,521,375
Waste Connections, Inc.	13,910	1,987,983
West Fraser Timber Co., Ltd.	3,117	267,783
WSP Global, Inc.(2)	7,087	936,303
		$78,654,495
Denmark — 2.4%
AP Moller - Maersk A/S, Class B	243	$427,254
Ascendis Pharma A/S ADR(1)	2,123	189,478
Carlsberg A/S, Class B	4,049	648,371
Chr. Hansen Holding A/S	4,934	343,004
Coloplast A/S, Class B	5,433	679,864
Danske Bank A/S(1)	26,170	637,407
Demant A/S(1)	4,371	185,011
DSV A/S	7,913	1,662,058
Genmab A/S(1)	2,788	1,056,534
Jyske Bank A/S(1)	1,791	136,246
Novo Nordisk A/S, Class B	68,979	11,142,847
Novozymes A/S, Class B	8,679	404,954
Orsted A/S(3)	7,861	745,241
Pandora A/S	3,279	293,082
Security	Shares	Value
Denmark (continued)
ROCKWOOL International A/S, Class B	541	$ 139,906
Topdanmark A/S	1,703	83,716
Tryg A/S	13,664	295,908
Vestas Wind Systems A/S(1)	47,090	1,251,997
		$ 20,322,878
Finland — 1.0%
Elisa Oyj	6,281	$ 335,307
Fortum Oyj	17,211	230,326
Kesko Oyj, Class B	12,395	233,426
Kone Oyj, Class B	13,219	690,621
Metso Oyj	28,190	340,161
Neste Oyj	48,727	1,876,147
Nokia Oyj	217,490	911,252
Nordea Bank Abp	127,022	1,383,610
Orion Oyj, Class B	4,150	172,229
Sampo Oyj, Class A	18,363	824,727
Stora Enso Oyj, Class R	33,759	391,670
UPM-Kymmene Oyj	23,998	715,064
Valmet Oyj(2)	7,840	218,238
Wartsila Oyj Abp	17,591	198,356
		$8,521,134
France — 9.6%
Accor S.A.	10,180	$378,812
Air France-KLM(1)	47,945	90,333
Air Liquide S.A.	26,629	4,775,514
Alstom S.A.	16,577	494,836
Alten S.A.(1)	1,634	257,689
Amundi S.A.(3)	2,563	151,419
Arkema S.A.	3,086	290,999
AXA S.A.	92,914	2,745,732
BioMerieux	1,619	169,991
BNP Paribas S.A.	48,000	3,029,086
Bouygues S.A.	9,333	313,527
Bureau Veritas S.A.	16,442	451,087
Capgemini SE	7,884	1,492,777
Carrefour S.A.	29,399	557,132
Cie de Saint-Gobain	40,996	2,496,097
Cie Generale des Etablissements Michelin SCA	33,221	982,721
Credit Agricole S.A.	50,102	594,904
Danone S.A.	32,653	2,001,088
Dassault Systemes SE	31,116	1,378,780
Edenred	14,121	945,886
Eiffage S.A.	3,806	397,379
Elis S.A.	12,454	242,270
Engie S.A.	83,352	1,388,054

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
EssilorLuxottica S.A.	14,703	$ 2,772,548
Eurazeo SE	1,825	128,490
Eurofins Scientific SE	7,106	451,571
Forvia(1)	7,528	177,669
Getlink SE	19,320	328,785
Hermes International	1,643	3,571,420
Ipsen S.A.	1,880	226,307
Kering S.A.	3,215	1,775,320
Legrand S.A.	13,454	1,334,689
L'Oreal S.A.	11,722	5,468,035
LVMH Moet Hennessy Louis Vuitton SE	11,622	10,958,526
Neoen S.A.(3)	3,811	120,811
Orange S.A.	85,485	999,016
Pernod Ricard S.A.	10,058	2,222,563
Publicis Groupe S.A.	12,684	1,017,970
Renault S.A.	9,743	411,092
Rexel S.A.	10,787	266,589
Safran S.A.	17,586	2,755,897
Sanofi	54,306	5,846,353
Sartorius Stedim Biotech	1,134	283,221
Schneider Electric SE	26,827	4,873,839
SCOR SE	7,381	216,983
SEB S.A.	1,385	143,229
Societe Generale S.A.	33,671	875,657
Sodexo S.A.	4,082	449,499
SOITEC(1)	936	158,348
SPIE S.A.	6,201	200,535
Teleperformance	2,505	420,224
Thales S.A.	5,401	809,226
Valeo	9,007	193,554
Veolia Environnement S.A.	32,265	1,021,363
Verallia S.A.(3)	4,023	151,113
Vinci S.A.	22,822	2,651,812
Vivendi SE	40,680	373,462
Wendel SE	1,441	147,999
Worldline S.A.(1)(3)	13,476	493,491
		$79,923,319
Germany — 6.8%
adidas AG	7,499	$1,455,766
Allianz SE	17,781	4,141,618
Bayerische Motoren Werke AG	18,194	2,237,990
Bechtle AG	4,581	181,923
Beiersdorf AG	4,879	646,094
BioNTech SE ADR(1)	3,242	349,909
Brenntag SE	8,067	629,372
Carl Zeiss Meditec AG	1,767	191,091
Security	Shares	Value
Germany (continued)
Commerzbank AG	48,184	$ 534,161
Continental AG	6,015	454,436
Covestro AG(1)(3)	9,816	510,753
CTS Eventim AG & Co. KGaA	3,411	215,733
Daimler Truck Holding AG	25,360	914,028
Delivery Hero SE(1)(3)	8,407	370,917
Deutsche Boerse AG	8,190	1,511,992
Deutsche Lufthansa AG(1)	32,660	334,881
Deutsche Post AG	47,523	2,322,081
Deutsche Telekom AG	155,171	3,385,599
E.ON SE	109,490	1,398,670
Evonik Industries AG	9,044	172,331
Fresenius Medical Care AG & Co. KGaA	10,164	485,749
Fresenius SE & Co. KGaA	21,361	592,485
GEA Group AG	9,201	385,210
Hannover Rueck SE	2,833	601,442
Heidelberg Materials AG	16,438	1,351,839
HelloFresh SE(1)	6,732	166,500
Henkel AG & Co. KGaA	13,076	920,474
HOCHTIEF AG	1,176	101,747
Hugo Boss AG	2,656	207,597
Infineon Technologies AG	61,956	2,551,486
KION Group AG	3,562	143,587
Knorr-Bremse AG	3,492	266,941
Mercedes-Benz Group AG	43,071	3,466,841
Merck KGaA	6,345	1,050,287
MTU Aero Engines AG	2,806	727,790
Muenchener Rueckversicherungs-Gesellschaft AG	6,043	2,268,618
Nemetschek SE	2,636	196,795
Puma SE	4,756	286,597
SAP SE	49,293	6,733,790
Scout24 SE(3)	4,026	255,110
Siemens AG	35,459	5,911,046
Siemens Energy AG(1)	23,802	420,862
Siemens Healthineers AG(3)	13,760	779,853
Symrise AG	6,512	682,799
Talanx AG	3,112	178,662
Telefonica Deutschland Holding AG	48,603	136,794
thyssenkrupp AG	63,377	496,397
Volkswagen AG	9,680	1,618,001
Vonovia SE	37,170	725,917
Wacker Chemie AG	866	118,966
Zalando SE(1)(3)	11,463	330,583
		$56,120,110
Hong Kong — 1.8%
AIA Group, Ltd.	553,183	$5,618,401

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings, Ltd.	191,350	$ 586,168
Chow Tai Fook Jewellery Group, Ltd.	128,000	230,812
CK Infrastructure Holdings, Ltd.	31,500	167,079
CLP Holdings, Ltd.	100,000	778,859
ESR Group, Ltd.(3)	133,400	229,748
Hang Lung Properties, Ltd.	98,000	151,652
Hang Seng Bank, Ltd.	34,779	495,796
Henderson Land Development Co., Ltd.	71,355	212,496
HKT Trust & HKT, Ltd.	172,000	200,272
Hong Kong Exchanges & Clearing, Ltd.	59,499	2,254,358
Hongkong Land Holdings, Ltd.	62,000	242,436
MTR Corp., Ltd.	83,376	383,827
New World Development Co., Ltd.	61,250	151,382
Sino Land Co., Ltd.	178,000	219,137
Sun Hung Kai Properties, Ltd.	78,301	989,302
Swire Pacific, Ltd., Class A	24,393	187,404
Swire Properties, Ltd.	51,000	125,657
Techtronic Industries Co., Ltd.	71,993	787,287
WH Group, Ltd.(3)	535,041	284,949
Wharf Holdings, Ltd. (The)	63,779	151,551
Wharf Real Estate Investment Co., Ltd.	88,000	441,527
Xinyi Glass Holdings, Ltd.	314,000	490,882
		$15,380,982
Ireland — 1.6%
AIB Group PLC	66,726	$280,823
Aon PLC, Class A	10,352	3,573,510
Bank of Ireland Group PLC	50,024	477,601
CRH PLC	56,554	3,119,933
DCC PLC	12,207	682,878
ICON PLC ADR(1)	4,423	1,106,635
James Hardie Industries PLC CDI(1)	56,338	1,502,870
Kerry Group PLC, Class A	9,096	887,798
Kingspan Group PLC	20,065	1,335,603
Smurfit Kappa Group PLC	14,546	486,796
		$13,454,447
Israel — 0.4%
Bank Hapoalim B.M.	69,608	$574,029
Bank Leumi Le-Israel B.M.	91,761	687,620
Check Point Software Technologies, Ltd.(1)	6,501	816,656
CyberArk Software, Ltd.(1)	2,529	395,358
Mizrahi Tefahot Bank, Ltd.	8,226	275,075
Nice, Ltd.(1)	4,102	844,262
		$3,593,000
Security	Shares	Value
Italy — 1.8%
A2A SpA(2)	77,405	$ 141,611
Amplifon SpA	7,329	268,826
Assicurazioni Generali SpA	60,518	1,230,692
Banco BPM SpA	71,482	332,022
Brembo SpA	8,435	125,183
Brunello Cucinelli SpA	1,844	162,355
DiaSorin SpA	1,327	138,232
Enel SpA	423,226	2,853,569
FinecoBank Banca Fineco SpA	29,512	397,250
Hera SpA	48,247	143,585
Infrastrutture Wireless Italiane SpA(3)	17,407	229,777
Interpump Group SpA	4,690	260,843
Intesa Sanpaolo SpA	776,923	2,036,898
Italgas SpA(2)	25,167	149,206
Mediobanca Banca di Credito Finanziario SpA	25,393	304,018
Moncler SpA	10,084	697,689
Nexi SpA(1)(3)	27,214	213,515
Poste Italiane SpA(2)(3)	24,116	261,247
PRADA SpA	21,500	144,657
Prysmian SpA(2)	15,469	646,971
Recordati Industria Chimica e Farmaceutica SpA	5,927	283,149
Reply SpA	1,162	132,111
Snam SpA	106,168	554,871
Telecom Italia SpA(1)(2)	498,725	140,606
Terna - Rete Elettrica Nazionale	72,839	621,256
UniCredit SpA	95,103	2,211,484
		$14,681,623
Japan — 16.9%
Advantest Corp.	9,200	$1,239,093
Aeon Co., Ltd.	29,379	601,579
AGC, Inc.	23,555	847,412
Aisin Corp.	5,900	182,198
Ajinomoto Co., Inc.	23,808	948,436
ANA Holdings, Inc.(1)	9,256	220,481
Asahi Group Holdings, Ltd.	24,600	954,476
Astellas Pharma, Inc.	91,971	1,369,676
Bandai Namco Holdings, Inc.	27,225	630,458
BayCurrent Consulting, Inc.	7,900	297,055
Bridgestone Corp.(2)	28,200	1,158,504
Canon, Inc.(2)	46,368	1,218,858
Central Japan Railway Co.	11,267	1,411,657
Chugai Pharmaceutical Co., Ltd.(2)	33,156	944,250
Dai Nippon Printing Co., Ltd.	16,429	466,676
Daifuku Co., Ltd.	14,100	290,401
Dai-ichi Life Insurance Co., Ltd.	41,094	781,603
Daiichi Sankyo Co., Ltd.	86,139	2,737,003

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Daikin Industries, Ltd.	12,400	$ 2,540,826
Daito Trust Construction Co., Ltd.	2,800	283,656
Daiwa House Industry Co., Ltd.	33,992	898,135
Daiwa Securities Group, Inc.	62,800	323,609
Denso Corp.	27,547	1,858,103
Dentsu Group, Inc.(2)	11,000	361,758
Disco Corp.	4,800	761,020
East Japan Railway Co.	14,426	799,972
Eisai Co., Ltd.	12,825	869,202
FANUC Corp.	50,655	1,778,276
Fast Retailing Co., Ltd.	8,526	2,186,704
Fuji Electric Co., Ltd.	6,600	290,565
FUJIFILM Holdings Corp.	16,900	1,006,955
Fujitsu, Ltd.	9,048	1,171,560
GMO Payment Gateway, Inc.	1,600	125,503
Hamamatsu Photonics K.K.	6,421	315,229
Hankyu Hanshin Holdings, Inc.	11,600	383,544
Hikari Tsushin, Inc.	900	129,179
Hitachi Construction Machinery Co., Ltd.	5,500	154,646
Hoshizaki Corp.	5,600	201,055
HOYA Corp.	17,887	2,140,469
Hulic Co., Ltd.(2)	30,000	257,053
Ibiden Co., Ltd.	5,100	290,177
Isuzu Motors, Ltd.	31,300	379,708
Itochu Techno-Solutions Corp.	5,400	136,835
Japan Airlines Co., Ltd.	7,300	158,289
Japan Exchange Group, Inc.	24,200	423,463
Japan Post Bank Co., Ltd.	64,700	504,546
Kao Corp.	21,563	782,519
KDDI Corp.	74,018	2,285,906
Keisei Electric Railway Co., Ltd.	6,500	269,420
Keyence Corp.	9,900	4,704,049
Kikkoman Corp.	8,209	468,805
Kintetsu Group Holdings Co., Ltd.	8,700	301,300
Kirin Holdings Co., Ltd.(2)	44,200	645,439
Komatsu, Ltd.	46,946	1,269,796
Kose Corp.	1,600	153,807
Kubota Corp.(2)	48,094	704,042
Kyocera Corp.	16,000	869,793
Kyowa Kirin Co., Ltd.(2)	12,806	237,362
M3, Inc.	20,100	438,273
Makita Corp.	11,792	333,316
MatsukiyoCocokara & Co.	5,700	320,175
McDonald's Holdings Co. (Japan), Ltd.	4,700	182,767
MEIJI Holdings Co., Ltd.	13,142	293,472
MINEBEA MITSUMI, Inc.	16,800	318,640
MISUMI Group, Inc.	13,900	279,850
Security	Shares	Value
Japan (continued)
Mitsubishi Chemical Group Corp.	72,560	$ 436,422
Mitsubishi Electric Corp.	114,607	1,620,181
Mitsubishi Estate Co., Ltd.	52,008	617,871
Mitsubishi HC Capital, Inc.	29,900	177,528
Mitsubishi Heavy Industries, Ltd.	15,700	733,272
Mitsubishi UFJ Financial Group, Inc.(4)	573,157	4,224,783
Mitsui Fudosan Co., Ltd.	49,300	982,618
Mizuho Financial Group, Inc.	112,058	1,712,859
MS&AD Insurance Group Holdings, Inc.	18,600	658,668
Murata Manufacturing Co., Ltd.	28,753	1,651,599
Nidec Corp.	27,180	1,497,765
Nintendo Co., Ltd.	53,490	2,438,518
Nippon Paint Holdings Co., Ltd.	42,645	352,930
Nippon Telegraph & Telephone Corp.	1,548,500	1,832,350
Nissan Chemical Corp.	7,100	306,149
Nissin Foods Holdings Co., Ltd.	3,499	289,315
Nitori Holdings Co., Ltd.	3,768	423,125
Nitto Denko Corp.	8,086	600,189
Nomura Holdings, Inc.	129,800	494,865
Nomura Research Institute, Ltd.	21,400	591,227
NTT Data Corp.	31,135	436,541
Obayashi Corp.	31,000	268,098
Odakyu Electric Railway Co., Ltd.	18,600	249,234
Olympus Corp.	58,300	922,618
Omron Corp.	10,582	649,753
Ono Pharmaceutical Co., Ltd.	18,122	326,983
Oracle Corp. Japan	2,126	158,118
Oriental Land Co., Ltd.	57,985	2,260,602
ORIX Corp.	53,567	976,858
Osaka Gas Co., Ltd.	16,900	259,040
Otsuka Corp.	4,388	170,920
Otsuka Holdings Co., Ltd.(2)	21,120	774,717
Pan Pacific International Holdings Corp.	18,668	334,338
Panasonic Corp.	108,500	1,330,419
Rakuten Group, Inc.(2)	37,800	131,715
Recruit Holdings Co., Ltd.	82,879	2,645,110
Renesas Electronics Corp.(1)	59,000	1,113,466
Resona Holdings, Inc.	91,633	438,736
Rohm Co., Ltd.	4,476	423,985
SCREEN Holdings Co., Ltd.	1,900	216,408
Secom Co., Ltd.	12,500	845,981
Seiko Epson Corp.	10,700	167,050
Sekisui Chemical Co., Ltd.	19,172	276,981
Sekisui House, Ltd.	26,970	544,783
Seven & i Holdings Co., Ltd.	38,700	1,671,923
SG Holdings Co., Ltd.	15,600	222,523
Shimadzu Corp.	11,526	356,253

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Shin-Etsu Chemical Co., Ltd.	89,685	$ 2,997,087
Shionogi & Co., Ltd.	13,854	584,354
Shiseido Co., Ltd.	19,297	874,728
SMC Corp.	3,032	1,685,070
SoftBank Corp.	143,900	1,537,613
SoftBank Group Corp.	59,790	2,819,672
Sompo Holdings, Inc.	13,837	620,855
Sony Group Corp.	62,400	5,632,858
Square Enix Holdings Co., Ltd.	3,700	172,153
Sumitomo Electric Industries, Ltd.	33,473	410,117
Sumitomo Mitsui Financial Group, Inc.	59,953	2,569,551
Sumitomo Mitsui Trust Holdings, Inc.	14,616	518,511
Suntory Beverage & Food, Ltd.(2)	8,300	300,889
Sysmex Corp.	8,726	597,704
T&D Holdings, Inc.	21,219	311,194
Takeda Pharmaceutical Co., Ltd.	77,652	2,440,024
TDK Corp.	18,842	734,929
Terumo Corp.	32,146	1,023,839
TIS, Inc.	12,100	303,169
Tobu Railway Co., Ltd.	9,600	257,406
Toho Co., Ltd.	5,900	224,728
Tokio Marine Holdings, Inc.	80,100	1,846,590
Tokyo Electron, Ltd.	22,578	3,251,874
Tokyo Gas Co., Ltd.	20,100	438,534
Tokyu Corp.	34,132	411,661
TOPPAN, Inc.	21,700	468,973
Toray Industries, Inc.	71,850	400,593
TOTO, Ltd.	5,164	156,141
Toyota Industries Corp.	6,775	485,389
Toyota Motor Corp.	617,115	9,918,324
Trend Micro, Inc.	6,493	314,303
Unicharm Corp.	22,102	821,860
West Japan Railway Co.	10,610	441,292
Yakult Honsha Co., Ltd.	9,186	580,978
Yamaha Corp.	5,944	228,968
Yamaha Motor Co., Ltd.(2)	13,725	394,569
Yamato Holdings Co., Ltd.	18,100	328,077
Yaskawa Electric Corp.	15,300	705,377
Z Holdings Corp.	122,600	295,477
Zensho Holdings Co., Ltd.	4,700	208,957
ZOZO, Inc.	6,400	132,766
		$140,151,125
Netherlands — 4.6%
Aalberts NV(2)	3,792	$159,688
ABN AMRO Bank NV GDR(3)	16,992	264,111
Adyen NV(1)(3)	1,345	2,329,093
Security	Shares	Value
Netherlands (continued)
Aegon NV	65,405	$ 332,021
AerCap Holdings NV(1)	9,044	574,475
Akzo Nobel NV	7,942	649,284
Argenx SE(1)(5)	1,842	718,372
Argenx SE(1)(5)	689	268,707
ASM International NV	2,149	912,474
ASML Holding NV	17,833	12,934,788
ASR Nederland NV	6,938	312,928
BE Semiconductor Industries NV	3,494	378,939
Euronext NV(3)	3,924	266,890
Ferrovial SE	20,000	632,241
IMCD NV	2,903	417,774
ING Groep NV	154,230	2,079,266
JDE Peet's NV	6,901	205,337
Koninklijke Ahold Delhaize NV	45,934	1,566,028
Koninklijke KPN NV	134,605	480,536
Koninklijke Philips NV(1)	39,000	845,038
Koninklijke Vopak NV	8,165	291,437
NN Group NV	13,692	506,846
NXP Semiconductors NV	11,808	2,416,861
Prosus NV(1)	30,183	2,210,425
QIAGEN NV(1)	11,055	497,807
Randstad NV	6,100	321,712
Stellantis NV	102,097	1,794,947
STMicroelectronics NV(2)(5)	13,134	655,037
STMicroelectronics NV(5)	13,892	692,985
Universal Music Group NV	42,510	944,351
Wolters Kluwer NV	13,288	1,687,224
		$38,347,622
New Zealand — 0.2%
Auckland International Airport, Ltd.(1)	60,932	$320,226
Fisher & Paykel Healthcare Corp., Ltd., Class C	21,140	318,320
Mercury NZ, Ltd.	27,073	108,209
Meridian Energy, Ltd.	60,330	207,751
Spark New Zealand, Ltd.	67,979	212,727
Xero, Ltd.(1)	5,226	418,707
		$1,585,940
Norway — 0.6%
AutoStore Holdings, Ltd.(1)(3)	63,947	$139,979
DNB Bank ASA	49,798	931,258
Gjensidige Forsikring ASA	12,137	194,433
Kongsberg Gruppen ASA	5,216	237,089
Mowi ASA	29,363	465,874
Norsk Hydro ASA	171,197	1,020,550
Orkla ASA	49,393	355,157

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Salmar ASA	5,001	$ 201,530
Schibsted ASA, Class A	11,239	197,371
Telenor ASA	36,270	367,761
TOMRA Systems ASA	13,330	214,446
Yara International ASA	9,697	342,613
		$ 4,668,061
Portugal — 0.1%
EDP - Energias de Portugal S.A.	160,177	$ 782,892
Jeronimo Martins SGPS S.A.	15,435	425,212
		$1,208,104
Singapore — 1.0%
CapitaLand Investment, Ltd.	128,100	$314,734
DBS Group Holdings, Ltd.	97,629	2,279,907
Flex, Ltd.(1)	26,175	723,477
Oversea-Chinese Banking Corp., Ltd.	172,371	1,568,057
Singapore Airlines, Ltd.(2)	74,156	392,880
Singapore Exchange, Ltd.	37,800	269,181
Singapore Technologies Engineering, Ltd.	94,000	256,495
Singapore Telecommunications, Ltd.	387,412	717,553
United Overseas Bank, Ltd.	68,559	1,422,685
		$7,944,969
South Korea — 3.5%
Doosan Enerbility Co., Ltd.(1)	24,719	$341,554
Hana Financial Group, Inc.	12,534	374,171
HMM Co., Ltd.	18,169	261,255
HYBE Co., Ltd.(1)	1,234	266,132
Hyundai Mobis Co., Ltd.	3,385	599,304
Hyundai Motor Co.	7,715	1,213,526
Kakao Corp.	15,420	579,174
KB Financial Group, Inc.	18,235	661,833
Kia Corp.	12,851	865,657
Krafton, Inc.(1)	1,357	202,099
KT Corp.	7,272	164,615
L&F Co., Ltd.	1,636	304,486
LG Chem, Ltd.	2,872	1,462,025
LG Electronics, Inc.	5,512	533,498
LG H&H Co., Ltd.	531	185,566
LG Innotek Co., Ltd.	636	150,663
Meritz Financial Group, Inc.(1)	4,993	158,308
NAVER Corp.	7,261	1,016,430
NCSoft Corp.	845	190,289
POSCO Holdings, Inc.	7,313	2,164,296
Samsung C&T Corp.	4,647	374,009
Samsung Electro-Mechanics Co., Ltd.	2,592	286,166
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co., Ltd.	241,713	$ 13,309,499
Samsung SDS Co., Ltd.	1,536	143,982
Shinhan Financial Group Co., Ltd.	23,699	612,672
SK Hynix, Inc.	28,116	2,470,395
Woori Financial Group, Inc.	22,761	204,459
		$ 29,096,063
Spain — 2.1%
Acciona S.A.	865	$ 146,868
Aena SME S.A.(3)	3,684	596,243
Amadeus IT Group S.A.(1)	19,427	1,479,373
Banco Bilbao Vizcaya Argentaria S.A.	243,624	1,871,691
Banco de Sabadell S.A.	206,973	238,629
Banco Santander S.A.	666,025	2,465,717
Bankinter S.A.	23,595	145,222
CaixaBank S.A.	154,316	639,225
Cellnex Telecom S.A.(1)(3)	24,572	992,802
EDP Renovaveis S.A.	12,245	244,698
Enagas S.A.(2)	29,407	577,954
Endesa S.A.(2)	13,380	287,505
Grifols S.A.(1)	12,573	161,297
Iberdrola S.A.	274,667	3,586,822
Industria de Diseno Textil S.A.	49,115	1,905,063
International Consolidated Airlines Group S.A.(1)	140,926	290,805
Naturgy Energy Group S.A.	9,120	271,871
Redeia Corp. S.A.	17,781	299,024
Telefonica S.A.	224,118	909,909
		$17,110,718
Sweden — 2.6%
AAK AB	8,764	$164,874
AddTech AB, Class B	11,587	252,694
Alfa Laval AB	14,396	525,132
Assa Abloy AB, Class B	46,877	1,126,781
Atlas Copco AB, Class A	123,707	1,785,943
Axfood AB	5,804	122,834
Beijer Ref AB	17,537	224,009
Boliden AB	34,048	986,648
Castellum AB	19,997	191,422
Epiroc AB, Class A	30,351	574,904
EQT AB(2)	12,656	243,650
Essity AB, Class B	27,541	733,463
Fortnox AB	21,804	128,750
Getinge AB, Class B	10,883	190,927
H & M Hennes & Mauritz AB, Class B	34,654	595,955
Hexagon AB, Class B	95,777	1,178,087
Holmen AB, Class B	4,339	155,947

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Husqvarna AB, Class B	19,098	$ 173,287
Industrivarden AB, Class A	6,092	168,957
Indutrade AB	14,507	327,430
Investment AB Latour, Class B	5,932	117,768
Investor AB, Class B	76,949	1,539,370
Kinnevik AB, Class B(1)	9,659	133,985
L E Lundbergforetagen AB, Class B	2,595	110,507
Lifco AB, Class B	12,322	268,346
Nibe Industrier AB, Class B	84,300	801,554
Saab AB, Class B	3,993	216,165
Sagax AB, Class B	7,116	140,721
Sandvik AB	50,743	990,716
Skandinaviska Enskilda Banken AB, Class A	67,195	743,194
Skanska AB, Class B	12,355	173,346
SKF AB, Class B	19,064	332,200
Spotify Technology S.A.(1)	5,970	958,484
SSAB AB, Class A	101,687	723,583
Svenska Cellulosa AB SCA, Class B	37,124	473,887
Svenska Handelsbanken AB, Class A	62,520	523,433
Sweco AB, Class B	8,161	89,920
Swedbank AB, Class A	43,748	738,296
Swedish Orphan Biovitrum AB(1)	8,557	167,249
Tele2 AB, Class B	26,729	221,057
Telia Co. AB	108,966	239,055
Trelleborg AB, Class B	13,273	322,126
Volvo AB, Class B	80,773	1,671,598
		$21,548,254
Switzerland — 9.2%
ABB, Ltd.	75,433	$2,967,597
Adecco Group AG	7,319	239,707
Alcon, Inc.	21,751	1,804,514
Bachem Holding AG	1,448	126,433
Baloise Holding AG	1,582	232,700
Banque Cantonale Vaudoise	787	83,127
Barry Callebaut AG	180	347,774
Belimo Holding AG	389	194,427
BKW AG	797	140,909
Chocoladefabriken Lindt & Spruengli AG PC	46	578,357
Chubb, Ltd.	16,361	3,150,474
Cie Financiere Richemont S.A., Class A	20,773	3,528,668
Clariant AG(1)	7,779	112,535
Coca-Cola HBC AG(1)	11,049	329,590
DKSH Holding AG	1,524	113,436
DSM-Firmenich AG(1)	8,501	914,828
Dufry AG(1)	2,864	130,633
Emmi AG	100	96,438
Security	Shares	Value
Switzerland (continued)
Flughafen Zurich AG(2)	769	$ 159,955
Galenica AG(3)	2,120	171,392
Garmin, Ltd.	6,627	691,130
Geberit AG	3,614	1,894,039
Georg Fischer AG	3,626	272,713
Givaudan S.A.	424	1,406,383
Helvetia Holding AG	1,201	162,777
Holcim AG(1)	41,632	2,806,296
Julius Baer Group, Ltd.	7,623	481,069
Kuehne + Nagel International AG	2,285	676,878
Logitech International S.A.	6,707	400,308
Lonza Group AG	3,140	1,876,817
Nestle S.A.	119,149	14,332,615
Novartis AG	84,949	8,564,508
On Holding AG, Class A(1)	7,568	249,744
Partners Group Holding AG	805	758,986
PSP Swiss Property AG	1,851	206,825
Roche Holding AG PC	30,958	9,456,737
Schindler Holding AG	2,656	597,883
SFS Group AG	841	110,814
SGS S.A.	7,275	688,222
SIG Group AG(1)	13,847	382,547
Sika AG	6,667	1,909,433
Sonova Holding AG	2,244	598,783
Straumann Holding AG	4,612	749,939
Swatch Group AG (The)	1,089	318,415
Swiss Life Holding AG	1,169	684,668
Swiss Prime Site AG	3,251	282,402
Swiss Re AG	11,136	1,122,095
Swisscom AG	1,052	656,596
TE Connectivity, Ltd.	14,132	1,980,741
Tecan Group AG	543	208,660
Temenos AG	2,695	214,591
UBS Group AG	136,621	2,769,125
VAT Group AG(3)	1,296	536,821
Zurich Insurance Group AG	5,695	2,709,047
		$76,182,101
Taiwan — 4.6%
Accton Technology Corp.	23,000	$258,709
Advantech Co., Ltd.	17,499	230,387
Airtac International Group	8,000	264,389
ASE Technology Holding Co., Ltd.	138,904	493,963
Cathay Financial Holding Co., Ltd.	421,973	585,801
Chailease Holding Co., Ltd.(1)	69,436	456,527
Chang Hwa Commercial Bank, Ltd.	226,240	135,619
Chunghwa Telecom Co., Ltd.	174,055	651,908

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co., Ltd.	792,000	$ 633,338
Delta Electronics, Inc.	103,319	1,145,015
E Ink Holdings, Inc.	46,000	334,618
E.Sun Financial Holding Co., Ltd.	595,275	498,740
Eva Airways Corp.	107,000	137,273
Evergreen Marine Corp. Taiwan, Ltd.	43,200	130,227
Far Eastern New Century Corp.	149,000	160,219
Far EasTone Telecommunications Co., Ltd.	78,073	197,175
Feng TAY Enterprise Co., Ltd.	19,000	120,197
First Financial Holding Co., Ltd.	443,628	394,559
Fubon Financial Holding Co., Ltd.	373,550	731,194
Global Unichip Corp.	4,000	207,033
Globalwafers Co., Ltd.	8,000	128,389
Hotai Motor Co., Ltd.	16,000	418,712
Hua Nan Financial Holdings Co., Ltd.	389,937	278,399
Largan Precision Co., Ltd.	5,000	342,987
Lite-On Technology Corp.	102,000	339,654
MediaTek, Inc.	68,883	1,524,783
Mega Financial Holding Co., Ltd.	445,559	546,827
Nan Ya Printed Circuit Board Corp.	9,000	76,788
Nanya Technology Corp.	53,000	120,828
Novatek Microelectronics Corp.	28,000	384,445
President Chain Store Corp.	29,828	270,869
Quanta Computer, Inc.	138,398	675,917
Realtek Semiconductor Corp.	21,000	261,841
Shanghai Commercial & Savings Bank, Ltd. (The)	180,081	262,747
SinoPac Financial Holdings Co., Ltd.	570,315	318,249
Taishin Financial Holding Co., Ltd.	639,543	389,305
Taiwan Cement Corp.	794,000	971,797
Taiwan Mobile Co., Ltd.	90,748	278,743
Taiwan Semiconductor Manufacturing Co., Ltd.	1,035,240	19,124,316
Unimicron Technology Corp.	62,000	352,573
Uni-President Enterprises Corp.	270,000	661,991
United Microelectronics Corp.	541,000	850,026
Voltronic Power Technology Corp.	4,000	252,968
Walsin Lihwa Corp.	128,000	169,160
Wan Hai Lines, Ltd.	57,270	109,042
Wiwynn Corp.	4,000	182,810
Yageo Corp.	14,326	226,958
Yang Ming Marine Transport Corp.(1)	71,000	144,189
Yuanta Financial Holding Co., Ltd.	483,718	359,749
		$37,791,953
United Kingdom — 12.5%
3i Group PLC	49,749	$1,233,125
abrdn PLC	92,079	255,702
Admiral Group PLC	9,851	260,891
Security	Shares	Value
United Kingdom (continued)
Amcor PLC	89,760	$ 895,805
Anglo American PLC	94,036	2,677,533
Antofagasta PLC	42,151	783,858
Ashtead Group PLC	24,713	1,713,373
Associated British Foods PLC	21,710	549,759
AstraZeneca PLC	69,521	9,966,127
Auto Trader Group PLC(3)	51,638	400,944
Aviva PLC	138,035	694,488
B&M European Value Retail S.A.	48,687	344,817
BAE Systems PLC	171,951	2,027,515
Barratt Developments PLC	56,017	294,409
Beazley PLC	33,360	250,106
Berkeley Group Holdings PLC	6,369	317,494
BT Group PLC	373,220	580,780
Bunzl PLC	18,292	697,072
Burberry Group PLC	18,915	510,392
Centrica PLC	305,679	481,977
Clarivate PLC(1)(2)	20,945	199,606
Coca-Cola Europacific Partners PLC	11,990	772,516
Compass Group PLC	101,398	2,839,459
ConvaTec Group PLC(3)	79,361	206,979
Croda International PLC	8,092	578,452
Dechra Pharmaceuticals PLC	6,518	305,228
Diageo PLC	121,992	5,244,552
Diploma PLC	7,669	291,090
DS Smith PLC	75,730	262,054
Ferguson PLC	11,102	1,746,456
GSK PLC	216,951	3,844,925
Haleon PLC	289,366	1,187,693
Halma PLC	22,785	659,519
Hargreaves Lansdown PLC	17,001	176,236
Hikma Pharmaceuticals PLC	8,655	208,280
Hiscox, Ltd.	17,115	237,284
Howden Joinery Group PLC	25,541	208,679
HSBC Holdings PLC	890,499	7,050,824
IMI PLC	14,841	309,585
Inchcape PLC	18,821	186,262
Informa PLC	95,118	878,240
InterContinental Hotels Group PLC	10,457	722,855
Intermediate Capital Group PLC	13,780	241,546
Intertek Group PLC	10,313	559,046
Investec PLC	30,875	172,997
J Sainsbury PLC	106,705	364,768
JD Sports Fashion PLC	113,384	210,622
Johnson Matthey PLC	10,438	231,720
Kingfisher PLC	100,207	295,334
Legal & General Group PLC	290,351	840,653

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Liberty Global PLC, Class A(1)	9,236	$ 155,719
Linde PLC	24,081	9,176,787
Lloyds Banking Group PLC	3,228,128	1,789,507
London Stock Exchange Group PLC	19,013	2,023,617
M&G PLC	133,855	325,758
Marks & Spencer Group PLC(1)	102,570	251,422
Melrose Industries PLC	76,505	492,928
Mondi PLC	27,417	418,285
National Grid PLC	193,977	2,571,817
Next PLC	6,975	611,611
Pearson PLC	45,751	479,645
Persimmon PLC	18,827	245,310
Phoenix Group Holdings PLC	45,305	306,531
Prudential PLC	132,071	1,865,290
Reckitt Benckiser Group PLC	37,414	2,811,690
RELX PLC	116,830	3,897,528
Rentokil Initial PLC	168,859	1,320,259
Rightmove PLC	50,972	338,620
RS Group PLC	26,415	255,589
Sage Group PLC (The)	58,604	688,416
Schroders PLC	52,561	292,430
Severn Trent PLC	13,938	454,382
Smith & Nephew PLC	49,984	806,408
Smiths Group PLC	22,692	474,756
Spectris PLC	5,934	271,128
Spirax-Sarco Engineering PLC	4,253	560,563
SSE PLC	56,156	1,316,863
St. James's Place PLC	29,428	406,976
Standard Chartered PLC	110,555	961,838
Tate & Lyle PLC	22,950	211,829
Taylor Wimpey PLC	220,021	287,433
Tesco PLC	416,341	1,313,365
Unilever PLC	122,370	6,372,317
United Utilities Group PLC	39,725	485,737
Vodafone Group PLC	1,483,473	1,398,661
Weir Group PLC (The)	16,294	363,774
Whitbread PLC	12,863	553,708
Wise PLC, Class A(1)	25,324	211,673
WPP PLC	69,876	732,426
		$103,472,223
United States — 0.0%
Janus Henderson Group PLC	6,797	$185,218
		$185,218
Total Common Stocks (identified cost $743,417,284)		$821,664,230

Short-Term Investments — 1.6%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	2,602,566	$ 2,602,566
Total Affiliated Fund (identified cost $2,602,566)		$ 2,602,566

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	10,414,174	$ 10,414,174
Total Securities Lending Collateral (identified cost $10,414,174)		$ 10,414,174
Total Short-Term Investments (identified cost $13,016,740)		$ 13,016,740

Total Investments — 100.6% (identified cost $756,434,024)	$834,680,970
Other Assets, Less Liabilities — (0.6)%	$ (4,994,770)
Net Assets — 100.0%	$829,686,200

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $33,274,542 and the total market value of the collateral received by the Fund was $35,085,604, comprised of cash of $10,414,174 and U.S. government and/or agencies securities of $24,671,430.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $11,503,495 or 1.4% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.0%
Industrials	15.5
Information Technology	14.0
Health Care	11.2
Consumer Discretionary	10.7
Consumer Staples	9.0
Materials	8.2
Communication Services	4.6
Utilities	3.2
Real Estate	1.1
Energy	0.5
Total	99.0%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $6,827,349, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$2,568,839	$ 565,965	$ (548,013)	$16,680	$1,621,312	$4,224,783	$ 60,564	573,157
Short-Term Investments
Liquidity Fund, Institutional Class(1)	612	87,025,542	(84,423,588)	—	—	2,602,566	51,067	2,602,566
Total				$16,680	$1,621,312	$6,827,349	$111,631

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
International Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$44,827,650	$ —	$44,827,650
Austria	—	1,787,650	—	1,787,650
Belgium	—	5,104,591	—	5,104,591
Canada	78,654,495	—	—	78,654,495
Denmark	189,478	20,133,400	—	20,322,878
Finland	—	8,521,134	—	8,521,134
France	—	79,923,319	—	79,923,319
Germany	349,909	55,770,201	—	56,120,110
Hong Kong	—	15,380,982	—	15,380,982
Ireland	4,680,145	8,774,302	—	13,454,447
Israel	1,212,014	2,380,986	—	3,593,000
Italy	—	14,681,623	—	14,681,623
Japan	—	140,151,125	—	140,151,125
Netherlands	4,121,384	34,226,238	—	38,347,622
New Zealand	—	1,585,940	—	1,585,940
Norway	—	4,668,061	—	4,668,061
Portugal	—	1,208,104	—	1,208,104
Singapore	723,477	7,221,492	—	7,944,969
South Korea	—	29,096,063	—	29,096,063
Spain	—	17,110,718	—	17,110,718
Sweden	958,484	20,589,770	—	21,548,254
Switzerland	6,986,917	69,195,184	—	76,182,101
Taiwan	—	37,791,953	—	37,791,953
United Kingdom	12,946,889	90,525,334	—	103,472,223
United States	185,218	—	—	185,218
Total Common Stocks	$111,008,410	$710,655,820(1)	$ —	$821,664,230
Short-Term Investments:
Affiliated Fund	$2,602,566	$ —	$ —	$2,602,566
Securities Lending Collateral	10,414,174	—	—	10,414,174
Total Investments	$124,025,150	$710,655,820	$ —	$834,680,970

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.